FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 5) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 255,602	$ 143,339
Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	256,140
included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ (538)
Lease liabilities [member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	5.41%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 57,984
On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	86,627	51,775
On demand or within 1 year | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	87,166
On demand or within 1 year | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	(539)
On demand or within 1 year | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	26,728
Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	158,888	108,460
Within 2 to 5 years | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	158,888
Within 2 to 5 years | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0
Within 2 to 5 years | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	35,637
After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	44,423	0
After 5 years | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	44,423
After 5 years | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0
After 5 years | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0
Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	(34,336)	$ (16,896)
Adjustment | Financial liabilities at amortised cost, category [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	(34,337)
Adjustment | included in assets of a disposal group held for sale [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	1
Adjustment | Lease liabilities [member]
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ (4,381)
Non-interest bearing [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	0.00%	0.00%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 32,912	$ 28,883
Non-interest bearing [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	32,691	28,480
Non-interest bearing [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	221	403
Non-interest bearing [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Non-interest bearing [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 0	$ 0
Variable interest rate instruments [Member]
Disclosure of maturity analysis for Non derivative financial liabilities group interest rate [Abstract]
Weighted average effective interest rate	5.09%	5.30%
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ 165,244	$ 114,456
Variable interest rate instruments [Member] | On demand or within 1 year
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	27,747	23,295
Variable interest rate instruments [Member] | Within 2 to 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	123,030	108,057
Variable interest rate instruments [Member] | After 5 years
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	44,423	0
Variable interest rate instruments [Member] | Adjustment
Disclosure of maturity analysis for group interest rate [Abstract]
Non-derivative financial liabilities, undiscounted cash flows	$ (29,956)	$ (16,896)